REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of segment revenue by type
The following tables summarize the partnership’s segment revenues by type of revenue for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808
Other revenues	1,315	1,406	16	—	2,737
Total revenues	$34,946	$7,524	$15,075	$—	$57,545

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	1,041	579	21	—	1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	900	594	5	—	1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,627	$2,968	$4,591	$—	$17,186	$40,359	$57,545
Direct operating costs (2)	(8,811)	(2,089)	(3,666)	(28)	(14,594)	(35,248)	(49,842)
General and administrative expenses	(145)	(146)	(135)	(110)	(536)	(836)	(1,372)
Gain (loss) on acquisitions /dispositions, net (3)	9	—	7	—	16	12	28
Gain (loss) on acquisitions /dispositions, net recorded in equity (4)	19	—	33	—	52	61	113
Other income (expense), net (5)	2	2	2	—	6	19	25
Interest income (expense), net	(155)	(288)	(335)	(71)	(849)	(1,689)	(2,538)
Current income tax (expense) recovery (6)	(80)	(19)	(92)	58	(133)	(312)	(445)
Preferred equity distributions	—	—	—	(27)	(27)	27	—
Equity accounted Adjusted EFO (7)	42	85	68	—	195	119	314
Adjusted EFO	508	513	473	(178)	1,316
Depreciation and amortization expense (2)(8)					(1,065)	(2,195)	(3,260)
Impairment reversal (expense), net					34	(25)	9
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(52)	(61)	(113)
Current income tax (expense) recovery (6)					(4)	(9)	(13)
Other income (expense), net (5)					(258)	(425)	(683)
Deferred income tax (expense) recovery					287	449	736
Non-cash items attributable to equity accounted investments(7)					(112)	(37)	(149)
Net income (loss)					$146	$209	$355
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units, Special LP Units and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $53,102 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $28 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $16 million represents the partnership’s economic ownership interest in gains on dispositions of $9 million related to the sale of the partnership’s digital cloud services and $7 million related to the partial disposition of public securities.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $52 million represents the partnership’s economic ownership interest in gains on dispositions of which $33 million related to the partial disposition of public securities and $19 million related to the disposition of a financial asset measured at FVOCI.
(5)The sum of these amounts equates to other income (expense), net of $(658) million as per the consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $6 million includes $15 million of net gains on the sale of property, plant and equipment and $9 million of realized net revaluation losses. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(258) million includes $76 million of net unrealized revaluation losses, $108 million of business separation expenses, stand-up costs and restructuring charges, $68 million of transaction costs and $6 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) recovery of $(458) million as per the consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $165 million as per the consolidated statements of operating results.
(8)For the year ended December 31, 2022, depreciation and amortization expense by segment is as follows: business services $721 million, infrastructure services $1,220 million, industrials $1,319 million and corporate and other $nil.

	Year ended December 31, 2021
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,060	$1,928	$3,438	$—	$14,426	$32,161	$46,587
Direct operating costs (2)	(8,383)	(1,370)	(2,722)	(19)	(12,494)	(28,374)	(40,868)
General and administrative expenses	(146)	(68)	(88)	(107)	(409)	(603)	(1,012)
Gain (loss) on acquisitions /dispositions, net (3)	—	—	158	—	158	740	898
Gain (loss) on acquisitions /dispositions, net recorded in equity (4)	—	—	414	—	414	—	414
Other income (expense), net (5)	24	(4)	12	—	32	29	61
Interest income (expense), net	(69)	(152)	(236)	(20)	(477)	(991)	(1,468)
Current income tax (expense) recovery (6)	(111)	(4)	(159)	47	(227)	(318)	(545)
Equity accounted Adjusted EFO (7)	22	66	62	—	150	112	262
Adjusted EFO	397	396	879	(99)	1,573
Depreciation and amortization expense (2)(8)					(780)	(1,503)	(2,283)
Impairment reversal (expense), net					(160)	(280)	(440)
Gain (loss) on acquisitions /dispositions, net (3)					474	451	925
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(414)	—	(414)
Current income tax (expense) recovery (6)					9	—	9
Other income (expense), net (5)					(42)	(53)	(95)
Deferred income tax (expense) recovery					132	239	371
Non-cash items attributable to equity accounted investments(7)					(149)	(100)	(249)
Net income (loss)					$643	$1,510	$2,153
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units, Special LP Units and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $43,151 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $1,823 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $158 million represents the partnership’s economic ownership interest in gains (losses) of $141 million related to the disposition of the partnership’s graphite electrode operations, $14 million related to the partial disposition of public securities and other gains of $3 million.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $414 million represents the partnership’s economic ownership interest in gains on dispositions of which $245 million related to the disposition of the partnership’s graphite electrode operations and $169 million related to the partial disposition of public securities.
(5)The sum of these amounts equates to other income (expense), net of $(34) million as per the consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $32 million includes $4 million of realized net revaluation losses and $36 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(42) million includes $79 million of unrealized net revaluation gains, $52 million of business separation expenses, stand-up costs restructuring charges, $24 million of transaction costs, $14 million of net loss on debt extinguishment/modification and $31 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) recovery of $(536) million as per the consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $13 million as per the consolidated statements of operating results.
(8)For the year ended December 31, 2021, depreciation and amortization expense by segment is as follows: business services $465 million, infrastructure services $705 million, industrials $1,113 million and corporate and other $nil.

	Year ended December 31, 2020
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$7,611	$1,900	$2,965	$—	$12,476	$25,159	$37,635
Direct operating costs (2)	(7,220)	(1,340)	(2,303)	(11)	(10,874)	(21,591)	(32,465)
General and administrative expenses	(136)	(75)	(91)	(82)	(384)	(584)	(968)
Gain (loss) on acquisitions /dispositions, net (3)	61	—	24	—	85	219	304
Other income (expense), net (4)	4	(29)	—	—	(25)	(27)	(52)
Interest income (expense), net	(62)	(163)	(255)	(6)	(486)	(996)	(1,482)
Current income tax (expense) recovery	(41)	(3)	(29)	40	(33)	(251)	(284)
Equity accounted Adjusted EFO (5)	12	74	25	—	111	114	225
Adjusted EFO	229	364	336	(59)	870
Depreciation and amortization expense (2)(6)					(719)	(1,446)	(2,165)
Impairment reversal (expense), net					(112)	(151)	(263)
Gain (loss) on acquisitions /dispositions, net (3)					(11)	(19)	(30)
Other income (expense), net (4)					(121)	284	163
Deferred income tax (expense) recovery					37	93	130
Non-cash items attributable to equity accounted investments(5)					(113)	(55)	(168)
Net income (loss)					$(169)	$749	$580
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to LP Units, GP Units, Redemption-Exchange Units, Special LP Units and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $34,630 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $274 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $85 million represents partnership’s economic ownership interest in gains (losses) of which $47 million related to the sale of the partnership’s cold storage business, $15 million related to the sale of the pathology business at the partnership’s healthcare services operations, $25 million related to the partnership’s sale of investments in public securities and other disposition losses of $2 million.
(4)The sum of these amounts equates to other income (expense), net of $111 million as per the consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $(25) million includes $28 million of realized net revaluation losses and $3 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(121) million includes $168 million of unrealized net revaluation gains, $134 million of provisions for potential productivity impacts and damages related to business interruption and work stoppages which are not considered normal or recurring, $67 million of non-recurring, one-time provisions including product line exits, contract write-offs and production relocation costs, as a result of the recapitalization of one of the partnership’s operations, $60 million of business separation expenses, stand-up costs and restructuring charges, $30 million of transaction costs, $8 million of net gains on debt extinguishment/modification and $6 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $57 million as per the consolidated statements of operating results.
(6)For the year ended December 31, 2020, depreciation and amortization expense by segment is as follows: business services $435 million, infrastructure services $665 million, industrials $1,065 million and corporate and other $nil.
The following table summarizes the partnership’s total assets by reportable operating segment as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Total assets
Business services	$38,187	$20,376
Infrastructure services	22,606	16,380
Industrials	28,112	27,315
Corporate and other	593	148
Total	$89,498	$64,219

Disclosure of segment revenue by timing of revenue recognition for revenue from contracts with customers
The following tables summarize the partnership’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$29,092	$2,391	$14,661	$—	$46,144
Services transferred over a period of time	4,539	3,727	398	—	8,664
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$24,810	$1,403	$11,864	$—	$38,077
Services transferred over a period of time	4,137	2,475	257	—	6,869
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$17,665	$1,382	$10,436	$—	$29,483
Services transferred over a period of time	4,015	2,423	215	—	6,653
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136

Disclosure of revenues by geographical areas
The following table summarizes the partnership’s total revenues by geography for the years ended December 31, 2022, 2021 and 2020:

(US$ MILLIONS)	2022	2021	2020
United Kingdom	$21,921	$18,827	$13,996
United States	10,297	6,715	5,848
Europe	8,742	7,107	5,184
Australia	4,950	4,529	4,299
Canada	4,965	3,916	3,137
Brazil	2,558	1,711	1,403
Mexico	941	813	765
Other	3,171	2,969	3,003
Total revenues	$57,545	$46,587	$37,635
The following tables summarize the partnership’s segment revenues by geography for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$20,939	$492	$329	$—	$21,760
United States	1,233	2,754	6,300	—	10,287
Europe	2,867	1,770	3,190	—	7,827
Australia	4,323	226	137	—	4,686
Canada	3,185	165	730	—	4,080
Brazil	228	112	1,955	—	2,295
Mexico	—	—	941	—	941
Other	856	599	1,477	—	2,932
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808
Other revenues	$1,315	$1,406	$16	$—	$2,737
Total revenues	$34,946	$7,524	$15,075	$—	$57,545

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$18,257	$344	$206	$—	$18,807
United States	344	1,591	4,775	—	6,710
Europe	2,495	1,257	3,007	—	6,759
Australia	4,404	11	84	—	4,499
Canada	2,436	85	554	—	3,075
Brazil	259	82	1,155	—	1,496
Mexico	—	—	813	—	813
Other	752	508	1,527	—	2,787
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	$1,041	$579	$21	$—	$1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$13,417	$371	$192	$—	$13,980
United States	21	1,685	4,137	—	5,843
Europe	1,071	1,139	2,624	—	4,834
Australia	4,155	10	63	—	4,228
Canada	1,841	90	485	—	2,416
Brazil	339	78	787	—	1,204
Mexico	—	—	765	—	765
Other	836	432	1,598	—	2,866
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	$900	$594	$5	$—	$1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635
The following table summarizes the partnership’s total non-current assets by geography as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
United States	$24,205	$10,989
Europe	12,563	13,138
Australia	11,257	5,380
Canada	7,079	7,101
Brazil	6,631	4,971
United Kingdom	3,799	2,326
Mexico	2,354	1,855
Other	3,298	3,041
Total non-current assets	$71,186	$48,801

Disclosure of maturity analysis of lessor operating lease payments
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease obligations
Less than 1 year	$368	$355
1 to 5 years	920	856
5+ years	843	959
Total	$2,131	$2,170
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease earnings receivable
Less than 1 year	$877	$843
2 to 5 years	1,110	978
5+ years	332	409
Total	$2,319	$2,230